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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 3/31/2006
                                                          ---------------
            Check here if Amendment [ ]: Amendment Number:
                                                          ---------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
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Address:  222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
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Form 13F File Number 28-  4651
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               The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Angela Newhouse
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Title:    Investment Information Manager
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Phone:    312-236-6300
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Signature, Place, and Date of Signing:

/s/ Angela Newhouse
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(Signature)
Chicago, Illinois
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(City, State)
5/11/2006
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(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE
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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Manager:
          0
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Form 13F Information Table Entry Total:
          15
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Form 13F Information Table Value Total:
          $ 2,605,508 (thousands)
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THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
WITH THE SEC.

List of Other Included Managers:
          NONE
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                               13F HOLDINGS REPORT
                                    3/31/2006

                COLUMN 1   COLUMN 2   COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6             COLUMN 7                COLUMN 8
                                                                                                                 Voting Authority

                NAME OF    TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER
                ISSUER      CLASS        CUSIP  (X $1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE     SHARED      NONE
AETNA INC NEW                COM     00817Y108     4,516      91,908  SH            SOLE                  91,908
BOEING CO                    COM     097023105       351       4,500  SH            SOLE                   4,500
CA INC                       COM     12673P105       257       9,450  SH            SOLE                   9,450
DEVON ENERGY CORP NEW        COM     25179M103       355       5,800  SH            SOLE                   5,800
GENERAL DYNAMICS CORP        COM     369550108 2,133,269  33,342,752  SH            SOLE              33,342,752
GENERAL ELECTRIC CO          COM     369604103       908      26,097  SH            SOLE                  26,097
HARRAHS ENTMT INC            COM     413619107       980      12,569  SH            SOLE                  12,569
HILTON HOTELS CORP           COM     432848109     1,447      56,840  SH            SOLE                  56,840
HOSPIRA INC                  COM     441060100       987      25,000  SH            SOLE                  25,000
JP MORGAN CHASE & CO         COM     46625H100     9,531     228,899  SH            SOLE                 228,899
LABORATORY CORP AMER HLDGS   COM     50540R409   395,515   6,763,261  SH            SOLE               6,763,261
MEDIS TECHNOLOGIES LTD       COM     58500P107    55,299   2,370,285  SH            SOLE               2,370,285
PFIZER INC                   COM     717081103       247       9,900  SH            SOLE                   9,900
PROCTER & GAMBLE CO          COM     742718109       251       4,352  SH            SOLE                   4,352
US BANCORP DEL               COM     902973304     1,595      52,301  SH            SOLE                  52,301


TOTAL                                          2,605,508  43,003,914                                  43,003,914